Subsequent Events	3 Months Ended
Sep. 30, 2024
Subsequent Events
Subsequent Events
14.
Subsequent Events

On October 1, 2024, the Company issued 450,000 common shares upon exercise of stock options for proceeds of $466.

On October 28, 2024, the Company announced that SWA Lithium has entered into a license agreement with Koch Technology Solutions LLC ("KTS") to deploy and use KTS’ Li-ProTM Lithium Selective Sorption ("Li-Pro LSS") technology at SWA Lithium's commercial plant for the SWA Phase 1 Project.